Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory	NOTE 5 — INVENTORY Inventory consisted of the following:

	September 30, 2022	December 31, 2021

Raw materials	$272	$231
Work in progress	127	14
Finished goods	104	255

Inventories, net	$503	$500

4.	INVENTORY
Inventory balances were comprised of the following as of December 31:

	2021	2020
Raw material	$231	$245
Work in process	14	23
Finished goods	255	249

	$500	$517

The Company recorded a reduction in the value of inventories to cost of revenue of $75 and $58 for the years ended December 31, 2021 and 2020, respectively.